INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

The intangible assets consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Student base	12,510	12,510
Trademark	1,675	1,675
License	20,000	20,000
Total	34,185	34,185
Less: Accumulated amortization	(5,422)	(8,127)
Accumulated impairment loss	(9,831)	(9,831)
	18,932	16,227

The Group recognized amortization expense of RMB3,311, RMB1,145 and RMB2,705 for the years ended December 31, 2021, 2022 and 2023, respectively. As of December 31, 2023, the Group expects to recognize amortization expenses of RMB2,705 for each of the next five years through 2028, and RMB2,703 thereafter.

The Group reviews its intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. As a result of the New Regulations and the Business Restructuring, the Group performed an impairment assessment on intangible assets in 2021 and the intangible assets were substantially impaired as the Group does not expect to obtain any benefits from those given the changes in regulations.

The Group recorded impairment losses on intangible assets amounted to RMB9,831 during the year ended December 31, 2021. No impairment loss on intangible assets was recorded during the years ended December 31, 2022 and 2023.